Maintenance rights and lease premium, net - Schedule of Estimated Future Amortization Expense for Lease Premium Assets (Details) - Lease premium $ in Thousands	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
2024	$ 163,110
2025	121,911
2026	105,150
2027	88,235
2028	73,650
Thereafter	78,393
Estimated future amortization expense	$ 630,449